Financial liabilities	3 Months Ended
Mar. 31, 2025
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Kreos & Claret bond loans	26,373	21,930
Lease liabilities	1,431	1,191
PGE	1,252	1,252
Borrowings	29,056	24,373
Kreos / Claret convertible notes (OCABSA)	23,370	23,819
Convertible loan notes	23,370	23,819
Kreos / Claret Minimum Return Indemnifications	3,620	3,795
Derivative instruments	3,620	3,795
Royalty certificates	13,023	14,006
Other financial liabilities	13,023	14,006
Total non-current financial liabilities	69,069	65,993

Kreos & Claret bond loans	20,028	21,902
Lease liabilities	932	931
PGE	1,235	1,258
Borrowings	22,195	24,091
Heights convertible notes	21,574	20,273
Convertible loan notes	21,574	20,273
Kreos / Claret BSA	1,166	1,021
Derivative instruments	1,166	1,021
Total current financial liabilities	44,935	45,386
Total financial liabilities	114,004	111,379
Note 15.1. Structured debt financing with Kreos & Claret subscribed in August 2023 – “Kreos / Claret Financing”
The Kreos / Claret Financing consists of three tranches of €25,000 thousand each in aggregate principal amount (the convertible
OCABSA and the second and third tranches of non-convertible bonds, respectively the "tranches A, B and C") as well as a Minimal
Return Indemnification ("MRI") to the benefit of the bondholders.
In addition to the Kreos / Claret OCABSA, the Group has issued share warrants (the “tranche A-B BSA” and “tranche C BSA”), giving Kreos and Claret the right to subscribe to up to 214,198 and 405,832 ordinary shares respectively.
The OCABSA are compound instruments, split between (i) a debt component (then measured at amortized cost) and (ii) an equity component corresponding to the conversion option and the attached OCABSA warrants.
The OCABSA warrants are considered as an embedded component of the bonds rather than a separate stand-alone financial instrument.
The Kreos / Claret second and third tranches are hybrid instruments, split between (i) debt host contracts accounted for at amortized cost and (ii) bifurcated embedded derivatives accounted for at fair value through profit and loss, corresponding to the Minimal Return
Indemnifications and the prepayment options (the fair value of the prepayment options being deemed insignificant at issuance and as of December 31, 2024 and March 31, 2025).
As the A-B and C warrants (the "Kreos / Claret BSA") are contractually transferable separately from the bonds and are redeemable in a variable number of ordinary shares of the Group, they are classified as standalone derivative financial liabilities.
The detailed terms and conditions and the accounting treatment of these instruments are presented in Note 15.1 to the annual consolidated financial statements of the Group as of December 31, 2024 accompanying the Group’s Annual Report.
Measurement of the Kreos / Claret second and third tranches hybrid instruments
At inception, the net cash proceeds reflect the tranches' initial fair values. The fair values of the Minimal Return Indemnifications were deducted from the initial carrying values of the debt components of each tranche, which were subsequently measured at amortized cost using the EIR method.
The fair values of the Minimum Return Indemnifications were measured using the following assumptions:

Tranche B Minimum Return Indemnification (issued in March 2024)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Final redemption scenario probability	95%	95%
Minimal return	1.40x	1.40x
Discount rate	7.5%	10%
Probability-weighted present value of shortfall payment (in thousands of €)	2,635 (Final redemption) 136 (Tender offer)	2,669 (Final redemption) 139 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	104 (Final redemption)	108 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	241 (Final redemption)	225 (Final redemption)
Total fair value of MRI (in thousands of €)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)	2,552 (Final redemption) 139 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	2,636	2,691

Tranche C Minimum Return Indemnification (issued in June 2024)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Final redemption scenario probability	95%	95%
Minimal return	1.30x	1.30x
Discount rate	7.5%	10%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	1,160 (Final redemption) 43 (Tender offer)	1,233 (Final redemption) 52 (Tender offer)
(b) Probability-weighted fair value of tranche C warrants with MRI (in thousands of €)	684 (Final redemption)	597 (Final redemption)
(c) Probability-weighted fair value of tranche C warrants without MRI (in thousands of €)	903 (Final redemption)	779 (Final redemption)
Total fair value of MRI (in thousands of €)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)	1,051 (Final redemption) 52 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	984	1,104
For the purpose of measuring the fair value of the MRI (shortfall payment), the fair value of the tranche A-B and C BSA was measured with a Black Scholes model under the Final redemption scenario and with a Monte Carlo model under the Tender offer scenario.
As of December 31, 2024, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate, +10% in the probability of achieving the Final redemption scenario and +1% discount rate would result in changes of the MRI B and C fair value by respectively €-1 thousand, €-3 thousand, €-3 thousand, €+3 thousand and €-82 thousand.
As of March 31, 2025, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate, +10% in the probability of achieving the Final redemption scenario and +1% discount rate would result in changes of the MRI B and C fair value by respectively €-3 thousand, €-87 thousand, €-9 thousand, €-2 thousand and €-74 thousand.
Measurement of the Kreos / Claret tranche A-B-C BSA
The Kreos / Claret tranche A-B and tranche C BSA are measured at fair value using a Black-Scholes valuation model. The model considers two probability-weighted scenarios, i.e. (i) the 7-year expiry of the BSA and (ii) an earlier exercise upon a tender offer. The main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA (issued in August 2023)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Number of outstanding BSA	214,198	214,198
Exercise price per share	€18.67	€18.67
Ordinary share price	€6.76	€5.75
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Volatility	44.3% (expiry) 44.3% (tender offer)	51.7% (expiry) 51.7% (tender offer)
Dividend	—%	—%
Risk-free rate	2.9% (expiry) 2.9% (tender offer)	2.4% (expiry) 2.4% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	243	227

Kreos/Claret Tranche C BSA (issued in November 2023)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Number of outstanding BSA	405,832	405,832
of which, number of conditional BSA	0	0
Exercise price per share	€9.86	€9.86
Ordinary share price	€6.67	€5.75
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Probability of Drawdown of Tranche C credit facility	Drawn on June 21, 2024	Drawn on June 21, 2024
Volatility	44.3% (expiry) 44.3% (tender offer)	51.7% (expiry) 51.7% (tender offer)
Dividend	0	—%
Risk-free rate	2.9% (expiry) 2.9% (tender offer)	2.4% (expiry) 2.4% (tender offer)
Fair value of issued Kreos/Claret Tranche C BSA	923	794
As of December 31, 2024, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate and
+10% in the probability of achieving the 7 years expiry scenario would result in an increase of Kreos / Claret A-B and C BSA fair value by respectively €37 thousand, €350 thousand, €61 thousand and€75 thousand.
As of March 31, 2025, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate and +10% in the probability of achieving the 7-year expiry scenario would result in an increase of Kreos / Claret A-B and C BSA fair value by respectively €30 thousand, €339 thousand, €45 thousand and €74 thousand.
Note 15.2.  Heights convertible notes
The Heights convertible notes consists of (i) a host debt instrument and (ii) conversion and settlement options representing embedded derivatives. The whole instrument is measured at fair value through profit or loss ("FVTPL") at each reporting date.
In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-
current, and Non-current Liabilities with Covenants, the Heights convertible notes are classified as current financial liabilities.
The fair value of the Heights convertible notes (including the embedded features) has been measured with a Monte Carlo model, considering two probability-weighted scenarios: (i) a Put Event or Default/Dissolution scenario and (ii) a voluntary conversion at maturity scenario. The main data and assumptions are the following:

Heights convertible notes (issued in August 2023)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Number of outstanding notes	350	350
Original principal amount (in thousands of €)	35,000	35,000
Interest rate	6%	6%
Conversion price per share	€23.77	€23.77
Ordinary share price	€6.76	€5.75
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity / voluntary conversion scenario probability	75%	75%
Initial price limit	€14.43	€14.43
Early redemption amount (put event)	120%	120%
Volatility	50%	50%
Credit spread	25%	25%
Risk-free rate	2.9%	2.4%
Fair value of Heights convertible notes (in thousands of €)	20,017	18,864
As of December 31, 2024, using the same assumptions with an increase of +1% volatility, €+1 share price, +1% risk-free rate and
+10% probability of achieving the held to maturity scenario would result in a change in the Heights convertible notes fair value by respectively €+2 thousand, €+39 thousand, €-219 thousand and €-631 thousand.
As of March 31, 2025, using the same assumptions with an increase of +1% volatility, €+1 share price, +1% risk-free rate and +10%
probability of achieving the held to maturity scenario would result in a change in the Heights convertible notes fair value by respectively €+5 thousand, €+36 thousand, €-166 thousand and €-667 thousand.
On the limit date for the drawdown of the second tranche of the Heights Financing (i.e. August 4, 2024), the Group had not drawn down this tranche and has therefore forgone its right to do so in the future.
Note 15.3. State guaranteed loan – “PGE”
The payment of the next installment of the PGE is scheduled in June 2025.
Note 15.4. Lease liabilities
The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF DECEMBER 31, 2023	540
(+) Increase	6
(-) Decrease	(177)
AS OF MARCH 31, 2024	369

AS OF DECEMBER 31, 2024	2,363
(+) Increase
(-) Decrease	(241)
AS OF MARCH 31, 2025	2,122
Lease liabilities mainly relate the Group’s former headquarters in Paris (the lease of which ended on June 2024), the Boston office entered into in November 2023, the Montpellier offices entered into in April 2024, the new Paris headquarters entered into in May
2024 and to a lesser extent to vehicles, parking lots and printers (Note 8).
As of December 31, 2024 and March 31, 2025, the lease liabilities of the Paris headquarters and Boston offices represented 93% and
90% of the total lease liability, respectively.
Lease expenses related to contracts for which a lease liability and right of use asset is recognized under IFRS 16 were €114 thousand and €219 thousand for the three-month periods ended March 31, 2024 and 2025, respectively. They were recognized for (i)
€150 thousand and €194 thousand as Depreciation expenses and (ii) €5 thousand and €19 thousand as Interest expenses, for the three-
month periods ended March 31, 2024 and 2025, respectively.
Lease expenses related to short-term lease contracts and low value assets that are not included in the valuation of the lease liability amount to €3 thousand, and €87 thousand for the three-month periods ended March 31, 2024 and 2025, respectively.
Note 15.5. Royalty certificates
The royalty certificates are measured at amortized cost using the EIR method.
The fair value of the royalty certificates, calculated using the same model as their initial measurement, amounts to €7,313 thousand as of December 31, 2024 and €7,354 thousand as of March 31, 2025.
The fair value of the royalty certificates is based on the net present value of royalties, which depends on assumptions made by the
Group with regards to the probability of success of its studies (“POS”), the commercialization budget of obefazimod (“peak penetration”) and the Group's WACC. In addition, royalty projections have been adjusted to reflect any difference between the
Group’s value derived from management projections and the Group’s market capitalization.
As of December 31, 2024, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario), +1% WACC and €+1 share price would result in a change in the royalty certificates fair value by respectively €
+572 thousand, €+1,735 thousand, €-314 thousand and €+1,160 thousand. Using the same assumptions with a decrease of -5% points of POS, -5% of peak penetration (worst case scenario) and -1% WACC and €-1 share price would result in a change in the royalty certificates fair value by respectively €-572 thousand, €-2,527 thousand, €+332 thousand and €-1,160 thousand.
As of March 31, 2025, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario), +1% WACC and €+1 share price would result in a change in the royalty certificates fair value by respectively €
+575 thousand, €+1,782 thousand, €-302 thousand and €+1,273 thousand. Using the same assumptions with a decrease of -5% points of POS, -5% of peak penetration (worst case scenario) and -1% WACC and €-1 share price would result in a change in the royalty certificates fair value by respectively €-575 thousand, €-2,595 thousand, €+318 thousand and €-1,273 thousand.
Note 15.6. Change in financial liabilities
Changes in financial liabilities, excluding derivative instruments, are presented below as of March 31, 2024 and 2025:

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertibl e notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
AS OF JANUARY 1, 2024	21,643	—	29,605	3,678	6,771	540	12,229	74,466
Proceeds	—	23,585	—	—		—	—	23,585
Repayments	—	—	(2,188)	—	(28)	(177)	—	(2,392)
Interest paid	(563)	(32)	(492)	(11)		5		(1,093)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	—	(2,729)	—	—	—	—	—	(2,729)
Non-cash changes: (gain)/loss on recognition or derecognition	—	—	(147)	—	—	—	—	(147)
Non-cash changes: interest expense and other	963	(39)	474	41	22	1	932	2,392
Non-cash changes: other fair value remeasurement	—	—	(1,571)	—	—	—	—	2,024
AS OF MARCH 31, 2024	22,043	20,785	25,680	3,708	6,765	368	13,161	96,106

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos/ Claret convertibl e notes (OCABSA )	Kreos & Claret bond loans	Heights convertib le notes	PGE	Conditional advances BPI	Lease liabilitie s	Royalty certificate s	Total
AS OF JANUARY 1, 2025	23,370	46,401	21,574	2,488	—	2,363	13,023	109,218
Proceeds	—	—	—	—	—	—	—	—
Repayments	—	(3,705)	(2,188)	—	—	(230)	—	(6,122)
Interest paid	(563)	(1,019)	(361)	—	—	(19)	—	(1,962)
Non-cash changes: (gain)/loss on recognition or derecognition	—	—	(147)	—	—	—	—	(147)
Non-cash changes: interest expense and other	1,012	2,155	344	22	—	19	983	4,535
Non-cash changes: other fair value remeasurement	—	—	1,051	—	—	—	—	1,051
Non cash changes : Effect of the change in foreign currency exhange rates	—	—	—	—	—	(11)	—	(11)
AS OF MARCH 31, 2025	23,819	43,832	20,273	2,510	—	2,122	14,006	106,563
For the three-month period ended March 31, 2024, proceeds from the issuance of the Kreos / Claret tranche B bond loan are presented net of transaction costs and deposits (corresponding to the prepayments of half of the last debt installments on issuance date) included in the debt discount using the EIR method, and amounting to €875 thousand and €540 thousand respectively. Net proceeds from non-
convertible bond loans of €24,625 thousand disclosed in the Unaudited Condensed Consolidated Statements of Cash Flows for the
three-month period ended March 31, 2024 do not include transaction fees of (i) €500 thousand related to the Kreos / Claret tranche A-
B warrants classified as prepaid expenses as of December 31, 2023.
Note 15.7. Change in derivative instruments
Changes in derivative instruments, are presented below as of March 31, 2024 and 2025:

(amounts in thousands of euros)	Kreos/Claret BSA	Kreos/Claret Minimum Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2024	2,579	—	2,579
(+) Issuance	—	1,683	1,683
(+) Increase in fair value	1,187	—	1,187
AS OF MARCH 31, 2024	3,766	1,683	5,449
AS OF JANUARY 1, 2025	1,166	3,620	4,786
(+) Increase in fair value		175	175
(-) Decrease in fair value	(145)		(145)
AS OF MARCH 31, 2025	1,021	3,795	4,816
Details related to these instruments' accounting treatments and terms and conditions are set forth in Notes 15.1 and 15.2 of these financial statements, as well as in Notes 15.1 and 15.2 to the annual consolidated financial statements of the Group as of December 31,
2024 accompanying the Group’s Annual Report.
Note 15.8. Breakdown of financial liabilities by maturity
The following are the remaining contractual maturities of financial liabilities as of December 31, 2024 and March 31, 2025. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Other Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

	AS OF MARCH 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	20,273	23,680	9,866	9,341	4,473	—
Kreos/Claret convertible notes (OCABSA)	23,819	30,090	2,250	27,840	—	—
Other Kreos/Claret bond loans	43,832	53,089	25,585	27,504	—	—
PGE	2,510	2,586	1,293	1,293	—	—
Royalty certificates (1)	14,006	—	—	—		—
Lease liabilities	2,122	2,264	995	956	314	—
Derivative instruments	4,816	4,816	1,021	3,795		—
Total financial liabilities	111,379	116,526	41,009	70,730	4,787	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.